Property, equipment and software, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, equipment and software, net

6. Property, equipment and software, net

Property, equipment and software, net consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB

Computer and electronic equipment	293,824	314,619
Office building[2]	-	483,817
Office furniture and equipment	23,191	29,027
Leasehold improvement	33,890	33,708
Software	63,464	78,011
Total	414,369	939,182
Less: Accumulated depreciation and amortization[1]	(273,436)	(315,390)
Property, equipment and software, net	140,933	623,792

1	Depreciation and amortization expenses for the years ended December 31, 2022, 2023 and 2024 was RMB23,825, RMB22,515 and RMB69,491 respectively.
2	The Company purchased the building of the Group’s principle executive offices at Building G1, No. 999 Dangui Road, Pudong New District, Shanghai 201203, the People’s Republic of China in 2024.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)